Investment Properties - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 118,000,000	¥ 166,000,000
Rental income	178,000,000	139,000,000	¥ 100,000,000
Pledged investment	0	0
Investment properties [member]
Disclosure of detailed information about investment property [Line Items]
Transfers of fair value measurements from level 1 to level 2	0	0
Transfers of fair value measurements from level 2 to level 1	0	0
Transfers of fair value measurements into level 3	0	0
Transfers of fair value measurements out of level 3	0	0
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment properties	¥ 324,000,000	¥ 445,000,000